Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	PRE 14C
Entity Registrant Name	HEPION PHARMACEUTICALS, INC.
Entity Central Index Key	0001583771
Amendment Flag	false